Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Notional Amounts and Fair Values of Derivative Financial Instruments

Derivative financial assets	Underlying Notional Value	12/31/2022		12/31/2021
		Notional Value (in thousand)	Fair Value	Notional Value (in thousand)	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	62,971	42,899	1,270	2,524

Total derivatives held for trading		62,971	42,899	1,270	2,524

Derivative financial liabilities	Underlying Notional Value	12/31/2022		12/31/2021
		Notional Value (in thousand)	Fair Value	Notional Value (in thousand)	Fair Value
Transactions of foreign currency contract without delivery of underlying asset	US Dollars	985	2,371	870	4,933

Total derivatives held for trading		985	2,371	870	4,933